Deferred Tax - Schedule of Deferred Tax (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Deferred Tax [Abstract]
Deferred tax liabilities	R (118,842)	R (95,892)
Deferred revenue	80,328	71,397
Property, plant and equipment and capitalized commission assets	(246,371)	(207,029)
Lease obligations	4,471	(3,385)
ECL provision on trade receivables	31,202	22,209
Other	11,528	20,916
Deferred tax assets	133,320	121,749
Deferred revenue	8,994	7,492
Property, plant and equipment and capitalized commission assets	77,239	61,767
Tax losses	21,467	27,287
Lease obligations	3,666	4,157
ECL provision on trade receivables	10,719	8,741
Other	11,235	12,305
Total net deferred tax assets/(liabilities)	14,478	25,857
Reconciliation of deferred tax assets/(liabilities)
Beginning balance	25,857	12,063
Increase in deferred revenue temporary differences	10,816	9,315
Increase in ECL provision on trade receivables temporary differences	11,794	5,877
Decrease in property, plant and equipment and capitalized commission assets temporary differences	(26,932)	(30,015)
(Decrease)/Increase in tax losses temporary differences	(6,945)	12,939
Increase in lease obligation temporary differences	7,624	302
(Decrease)/ Increase in other temporary differences	(9,057)	14,362
Translation adjustments	1,321	1,014
Ending balance	14,478	25,857
Reconciliation of deferred tax balances
Beginning balance	25,857	12,063
(Debit)/Credit to statements of profit and loss	(12,968)	12,904
Others	96	(210)
Translation adjustments	1,493	1,100
Ending balance	R 14,478	R 25,857